Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at June 30, 2019 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,741	$272	$-	$9,013
Domestic corporate securities	16,479	732	-	17,211
Residential mortgage-backed securities	237	15	-	252
Foreign corporate securities	3,998	97	-	4,095

Total debt securities	$29,455	$1,116	$-	$30,571

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$-	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	-	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$–	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	–	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2017 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$9,052	$5	$(103)	$8,954
Residential mortgage-backed securities	1,598	115	–	1,713

Total debt securities	$10,650	$120	$(103)	$10,667

Investments Classified by Contractual Maturity Date
Because	of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$3,006	$3,045
Due after one year through ten years	17,470	18,259
Due after ten years	8,742	9,014
Residential mortgage-backed securities	237	253

Total debt securities	$29,455	$30,571

Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due after one year through ten years	$20,473	$20,693
Due after ten years	8,744	8,223
Residential mortgage-backed securities	639	653

Total debt securities	$29,856	$29,569

Investment Income

Sources of investment income for the three and six months ended June 30 are summarized as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2019	2018	2019	2018

Gross investment income:
Debt securities	$256	$76	$513	$154
Cash and cash equivalents	189	99	351	166

Total gross investment income	445	175	864	320
Investment expenses	(12)	(5)	(25)	(10)

Net investment income	$433	$170	$839	$310

Sources of investment income for the years ended December 31 are summarized as follows:

	2018	2017	2016

Gross investment income:
Debt securities	$368	$321	$363
Cash and cash equivalents	452	217	53

Total gross investment income	820	538	416
Investment expenses	(58)	(21)	(40)

Net investment income	$762	$517	$376

Unrealized Gain (Loss) on Investments

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at June 30, 2019 and December 31, 2018 were as follows:

	June 30, 2019	December 31, 2018

Debt securities	$1,116	$(287)
Deferred income taxes	(234)	61

Net unrealized investment gains (losses)	$882	$(226)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

	2018	2017	2016

Debt securities	$(287)	$17	$(498)
Deferred income taxes	61	(6)	175

Net unrealized investment gains (losses)	$(226)	$11	$(323)